UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04700

                          The Gabelli Equity Trust Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                            (THE GABELLI EQUITY TRUST INC. LOGO)

                          THE GABELLI EQUITY TRUST INC.

                               Semi-Annual Report
                                 June 30, 2008

TO OUR SHAREHOLDERS,

     The Gabelli Equity Trust's (the "Fund") net asset value ("NAV") total return declined 15.1% during the first half of 2008, compared with decreases of 11.9% and 13.3% for the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund's publicly traded shares declined 7.8% during the first half of the year. On June 30, 2008, the Fund's NAV per share was $7.45, while the price of the publicly traded shares closed at $8.15 on the New York Stock Exchange.

COMPARATIVE RESULTS

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)

                                                                                                 Since
                                              Year to                                          Inception
                                    Quarter     Date    1 Year   5 Year   10 Year   20 Year   (08/21/86)
                                    -------   -------   ------   ------   -------   -------   ----------
GABELLI EQUITY TRUST
   NAV TOTAL RETURN (b) .........    (3.80)%   (15.05)% (14.65)%  13.58%    7.57%    10.85%     11.33%
INVESTMENT TOTAL RETURN (c) .....    (1.72)     (7.78)   (8.24)   13.27     8.67     11.80      11.38
S&P 500 Index ...................    (2.72)    (11.90)  (13.11)    7.58     2.88     10.43      10.27(d)
Dow Jones Industrial Average ....    (6.84)    (13.29)  (13.27)    7.23     4.54     11.45      11.39(d)
Nasdaq Composite Index ..........     0.61     (13.55)  (11.92)    7.16     1.93      9.20       8.55

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $9.34.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $10.00.

(d) FROM AUGUST 31, 1986, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

We have separated the portfolio manager's commentary from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolios are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com/funds.

                          THE GABELLI EQUITY TRUST INC.
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total investments as of June 30, 2008:

LONG POSITIONS
Food and Beverage ................................................    13.5%
Energy and Utilities .............................................     8.9%
Financial Services ...............................................     7.7%
Diversified Industrial ...........................................     6.8%
Telecommunications ...............................................     5.8%
Cable and Satellite ..............................................     5.2%
Entertainment ....................................................     5.0%
Equipment and Supplies ...........................................     5.0%
Consumer Products ................................................     4.8%
Health Care ......................................................     4.5%
Publishing .......................................................     3.4%
Business Services ................................................     2.7%
Automotive: Parts and Accessories ................................     2.4%
Machinery ........................................................     2.0%
Specialty Chemicals ..............................................     1.8%
Aviation: Parts and Services .....................................     1.6%
Metals and Mining ................................................     1.6%
Retail ...........................................................     1.6%
Hotels and Gaming ................................................     1.5%
Aerospace ........................................................     1.4%
Consumer Services ................................................     1.4%
Communications Equipment .........................................     1.3%
Environmental Services ...........................................     1.3%
Agriculture ......................................................     1.3%
Broadcasting .....................................................     1.2%
Electronics ......................................................     1.1%
Wireless Communications ..........................................     1.1%
U.S. Government Obligations ......................................     1.1%
Automotive .......................................................     0.9%
Transportation ...................................................     0.5%
Computer Software and Services ...................................     0.5%
Real Estate ......................................................     0.5%
Closed-End Funds .................................................     0.4%
Manufactured Housing and Recreational Vehicles ...................     0.1%
Real Estate Investment Trusts ....................................     0.1%
                                                                     -----
                                                                     100.0%
                                                                     =====

     THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

     The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

SHAREHOLDER MEETING - FINAL RESULTS

     The Annual Meeting of Shareholders was held on May 19, 2008 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, voted in favor of Proposal 1 to elect Frank J. Fahrenkopf, Jr. and Salvatore J. Zizza as Directors of the Fund. A total of 124,272,022 votes and 124,607,183 votes were cast in favor of each Director and a total of 3,584,339 votes and 3,249,178 votes were withheld for each Director, respectively. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita as a Director of the Fund. A total of 5,918,389 votes were cast in favor of this Director and a total of 193,408 votes were withheld for this Director. Mario J. Gabelli, Thomas E. Bratter, James P. Conn, Arthur V. Ferrara and Anthony R. Pustorino continue to serve in their capacities as Directors of the Fund.

     The Annual Meeting was adjourned to June 9, 2008 solely in regards to Proposal 2, which concerned an amendment to the fundamental investment restriction regarding borrowing, due to insufficient shareholder votes. The reconvened meeting held on June 9, 2008 was adjourned with respect to Proposal 2 to June 30, 2008 and subsequently to July 15, 2008. On that date, common and preferred shareholders, voting together as a single class, and preferred shareholders, voting as a separate class, voted on Proposal 2. A total of 93,305,721 votes and 3,875,264 votes were cast in favor of the proposal, 6,242,574 votes and 321,785 votes were cast against the proposal, and 4,093,988 votes and 318,971 votes abstained, respectively. The requisite shareholder vote was not obtained with respect to Proposal 2. The meeting was concluded after the tabulation of the shareholder votes.

     We thank you for your participation and appreciate your continued support.

                          THE GABELLI EQUITY TRUST INC.
                                PORTFOLIO CHANGES
                     QUARTER ENDED JUNE 30, 2008 (UNAUDITED)

                                                                                   OWNERSHIP AT
                                                                                     JUNE 30,
                                                                         SHARES        2008
                                                                        --------   ------------
NET PURCHASES
COMMON STOCKS
Advanced Micro Devices Inc. .........................................      1,000          6,000
AutoNation Inc. .....................................................    100,000        200,000
Bel Fuse Inc., Cl. A ................................................      1,200         14,000
BHP Billiton Ltd. ...................................................     20,000         20,000
BPW Acquisition Corp ................................................     10,000        310,000
Brookfield Asset Management Inc., Cl. A .............................      2,000          2,000
Cadbury plc (a) .....................................................     70,400         70,400
Cadbury plc, ADR (b) ................................................    115,200        115,200
Cephalon Inc. .......................................................      1,000          1,000
ChoicePoint Inc. ....................................................     20,000        235,000
Cincinnati Bell Inc. ................................................      8,300        908,300
Clear Channel Outdoor Holdings Inc., Cl. A ..........................      8,700        110,000
CNH Global NV .......................................................      2,000         17,000
CVS Caremark Corp. ..................................................      5,000         75,000
Dean Foods Co. ......................................................     75,000        115,000
Diebold Inc. ........................................................     30,000        110,000
Dr. Pepper Snapple Group Inc. (a)(b) ................................     99,600         99,600
FairPoint Communications Inc. (c) ...................................      3,394          3,394
Fanuc Ltd. ..........................................................      1,000         14,000
Finmeccanica SpA ....................................................     30,000         30,000
Galp Energia SGPS SA, Cl. B .........................................     45,000         45,000
General Motors Corp. ................................................     60,000        210,000
Home Inns & Hotels Management Inc., ADR .............................      2,000         22,000
Invitrogen Corp. (d) ................................................     40,000         80,000
Japan Tobacco Inc. ..................................................         25            200
JPMorgan Chase & Co. (e) ............................................      9,788         61,788
Keyence Corp. .......................................................      1,000          5,920
Legg Mason Inc. .....................................................      3,000         58,000
Liberty Media Corp. - Entertainment, Cl. A ..........................    122,000        430,000
Lin TV Corp., Cl. A .................................................      5,000         90,000
Macrovision Solutions Corp. (f) .....................................     65,341         65,341
Macy's Inc. .........................................................      5,000        140,000
MGM Mirage ..........................................................      1,000        136,788
Mitsui & Co. Ltd. ...................................................     40,000         40,000
Modine Manufacturing Co. ............................................     12,500        330,000
NCR Corp. ...........................................................     50,000         50,000
Nestle SA (g) .......................................................     50,000         55,000
Nobel Biocare Holding AG (h) ........................................      8,000         10,000
Northrop Grumman Corp. (i) ..........................................     24,600        102,600
Och-Ziff Capital Management Group LLC, Cl. A ........................      1,000          3,000
O'Reilly Automotive Inc. ............................................     45,000        155,000

                                                                                   OWNERSHIP AT
                                                                                     JUNE 30,
                                                                         SHARES        2008
                                                                        --------   ------------
Petroleo Brasileiro SA, ADR (d) .....................................     27,000         54,000
Pfizer Inc. .........................................................     20,000        470,000
Rockwell Automation Inc. ............................................     24,000         24,000
Sulzer AG (g) .......................................................     17,000         19,000
Syngenta AG .........................................................      1,500          5,000
Telephone & Data Systems Inc. .......................................     11,000        265,000
Telmex Internacional SAB de CV, ADR (j) .............................     60,000         60,000
The DIRECTV Group Inc. ..............................................    150,000        450,000
The Interpublic Group of Companies Inc. .............................    195,000        235,000
United States Cellular Corp. ........................................     15,400        115,400
UnitedHealth Group Inc. .............................................     30,000        130,000
Walgreen Co. ........................................................      5,000         70,000
Wells Fargo & Co. ...................................................     50,000        280,000
Whole Foods Market Inc. .............................................      5,000         25,000
Wm. Wrigley Jr. Co. .................................................     10,000        180,000
NET SALES
COMMON STOCKS
America Movil SAB de CV, Cl. L, ADR .................................     (1,000)        95,000
AMETEK Inc. .........................................................     (8,000)       257,000
Ampco-Pittsburgh Corp. ..............................................     (1,000)       162,000
Archer-Daniels-Midland Co. ..........................................    (85,000)       405,000
Aviva plc ...........................................................    (80,000)            --
BCE Inc. ............................................................    (15,000)        70,000
BEA Systems Inc. (k) ................................................   (450,000)            --
Berkshire Hathaway Inc., Cl. A ......................................         (1)           142
Boston Scientific Corp. .............................................     (5,000)       155,000
Cadbury Schweppes plc (a) ...........................................   (110,000)            --
Cadbury Schweppes plc, ADR (b) ......................................   (180,000)            --
CLARCOR Inc. ........................................................     (1,000)       181,000
CMS Energy Corp. ....................................................     (5,000)        65,000
Comcast Corp., Cl. A ................................................    (13,000)        52,000
Comcast Corp., Cl. A, Special .......................................     (7,500)       120,000
Corn Products International Inc. ....................................     (5,000)        50,000
Crown Ltd. ..........................................................   (100,000)            --
Davide Campari-Milano SpA ...........................................    (10,000)       290,000
Donaldson Co. Inc. ..................................................       (900)       194,000
Duke Energy Corp. ...................................................    (10,000)       220,000
Fomento Economico Mexicano SAB de CV, ADR ...........................     (2,000)        97,000
Fortune Brands Inc. .................................................     (2,000)        58,000
Gemstar-TV Guide International Inc. (f) .............................   (600,603)            --
Greif Inc., Cl. A ...................................................    (10,000)       200,000
Groupe Danone .......................................................     (8,000)       360,000

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                          PORTFOLIO CHANGES (CONTINUED)
                     QUARTER ENDED JUNE 30, 2008 (UNAUDITED)

                                                                                   OWNERSHIP AT
                                                                                     JUNE 30,
                                                                         SHARES        2008
                                                                        --------   ------------
NET SALES (CONTINUED)
COMMON STOCKS (CONTINUED)
Grupo Bimbo SAB de CV, Cl. A ........................................    (20,000)       980,000
Grupo Televisa SA, ADR ..............................................     (5,000)       695,000
Il Sole 24 Ore ......................................................    (20,000)     1,980,000
Johnson Controls Inc. ...............................................     (5,000)       200,000
Kellogg Co. .........................................................     (4,000)        86,000
Lenox Group Inc. ....................................................    (35,000)            --
Lockheed Martin Corp ................................................     (1,000)         9,000
MasterCard Inc., Cl. A ..............................................    (14,000)        40,000
Mediaset SpA ........................................................   (120,000)            --
News Corp., Cl. A ...................................................    (15,000)     1,525,000
Next plc ............................................................    (27,000)            --
PepsiCo Inc. ........................................................    (15,000)       300,000
PRIMEDIA Inc. .......................................................     (3,666)        60,000
Rank Group plc ......................................................    (20,000)       480,000
Telecom Italia SpA ..................................................    (10,000)     1,440,000
Telefonica SA, ADR ..................................................     (3,000)       225,000
Telemig Celular Participacoes SA, ADR (l) ...........................     (3,263)         5,087
Tenaris SA, ADR .....................................................     (5,000)        75,000
The Bear Stearns Companies Inc. (e) .................................    (50,000)            --
The E.W. Scripps Co., Cl. A .........................................    (30,000)       130,000
The Midland Co. (m) .................................................   (188,000)            --
The Mosaic Co .......................................................     (6,500)        10,500
The Walt Disney Co ..................................................    (15,000)        50,000
The Weir Group plc ..................................................     (5,000)        95,000
Tootsie Roll Industries Inc. ........................................         (1)       122,384
Trinity Industries Inc. .............................................     (5,000)        70,000
Vivo Participacoes SA ...............................................       (270)            --
Vivo Participacoes SA, ADR ..........................................     (4,112)       170,010

                                                                                   OWNERSHIP AT
                                                                                     JUNE 30,
                                                                         SHARES        2008
                                                                        --------   ------------
Vivo Participacoes SA, Preference ...................................     (5,845)            --
Westpac Banking Corp. ...............................................    (50,000)            --
Zimmer Holdings Inc. ................................................       (500)         3,000
CONVERTIBLE PREFERRED STOCKS
Northrop Grumman Corp.,
   7.000% Cv. Pfd., Ser. B (i) ......................................    (13,500)            --

----------
(a) Merger - 0.64 share of Cadbury plc and 0.12 share of Dr. Pepper Snapple Group Inc. for 1 share of Cadbury Schweppes plc

(b) Merger - 0.64 share of Cadbury plc, ADR and 0.48 share of Dr. Pepper Snapple Group Inc. for 1 share of Cadbury Schweppes plc, ADR

(c) Spin-off - 0.0189 share of FairPoint Communications Inc. for every 1 share of Verizon Communications Inc.

(d)  2 for 1 stock split

(e) Merger - 0.21753 share of JPMorgan Chase & Co. for 1 share of The Bear Stearns Companies Inc.

(f) Exchange - $3.6387 cash plus 0.1088 share of Macrovision Solutions Corp. for every 1 share of Gemstar-TV Guide International Inc.

(g)  10 for 1 stock split

(h)  5 for 1 stock split

(i) Conversion - 1.822267 share of Northrop Grumman Corp. for every share of Northrop Grumman Corp., 7.000% Cv. Pfd., Ser. B

(j) Spin-off - 1 share of Telmex Internacional SAB de CV, ADR for every 1 share of Telephonos de Mexico SAB de CV, Cl. L, ADR

(k)  Cash Merger - $19.375 for every 1 share

(l) Partial Tender Offer - 39.0754951% of shares held at $76.44594 for every 1 share

(m)  Cash Merger - $65 for every 1 share

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
   SHARES                                             COST             VALUE
------------                                     --------------   --------------
               COMMON STOCKS -- 98.6%
               FOOD AND BEVERAGE -- 13.5%
      85,000   Ajinomoto Co. Inc..............   $      998,444   $      803,692
      40,000   Anheuser-Busch Companies Inc...        1,816,269        2,484,800
      36,000   ARIAKE JAPAN Co. Ltd. .........          857,851          552,281
      24,000   Brown-Forman Corp., Cl. A......        1,586,639        1,824,480
      70,400   Cadbury plc....................          806,916          886,923
     115,200   Cadbury plc, ADR...............        5,525,885        5,796,864
      80,000   Campbell Soup Co...............        2,204,647        2,676,800
      32,000   Cermaq ASA.....................          483,179          381,685
      40,000   China Mengniu Dairy Co. Ltd....          127,345          113,373
      20,000   Coca-Cola Enterprises Inc......          376,514          346,000
      57,000   Coca-Cola Hellenic Bottling
                  Co. SA......................          492,259        1,552,571
     104,000   Constellation Brands Inc.,
                  Cl. A+......................        2,519,496        2,065,440
      50,000   Corn Products
                  International Inc...........          693,731        2,455,500
     290,000   Davide Campari-Milano SpA .....        3,034,727        2,424,505
     115,000   Dean Foods Co.+................        2,655,941        2,256,300
      60,000   Del Monte Foods Co.............          564,374          426,000
      80,000   Diageo plc.....................        1,174,064        1,472,363
     224,000   Diageo plc, ADR................        9,660,541       16,546,880
      99,600   Dr. Pepper Snapple
                  Group Inc.+.................        2,586,637        2,089,608
      90,000   Flowers Foods Inc..............          658,030        2,550,600
      97,000   Fomento Economico Mexicano SAB
                  de CV, ADR..................        1,332,725        4,414,470
     180,000   General Mills Inc..............        8,693,258       10,938,600
     360,000   Groupe Danone..................       17,945,141       25,279,466
     980,000   Grupo Bimbo SAB de CV, Cl. A...        2,664,370        6,452,182
     100,000   H.J. Heinz Co..................        3,532,093        4,785,000
      20,000   Hain Celestial Group Inc.+.....          267,662          469,600
      25,000   Heineken NV....................        1,274,538        1,276,097
     200,000   ITO EN Ltd.....................        4,714,194        3,149,221
      60,000   ITO EN Ltd., Preference........        1,329,645          638,508
      86,000   Kellogg Co.....................        3,095,861        4,129,720
      75,000   Kerry Group plc, Cl. A.........          860,877        2,229,399
     200,000   Kraft Foods Inc., Cl. A........        6,312,501        5,690,000
      12,100   LVMH Moet Hennessy Louis
                  Vuitton SA..................          419,052        1,268,410
      10,000   Meiji Seika Kaisha Ltd.........           50,608           42,661
      70,000   Morinaga Milk
                  Industry Co. Ltd............          299,202          181,947

                                                                      MARKET
   SHARES                                             COST             VALUE
------------                                     --------------   --------------
      55,000   Nestle SA......................   $    1,872,691   $    2,485,243
     300,000   Nissin Food Products Co. Ltd...       10,746,621       10,057,918
     600,000   PepsiAmericas Inc..............       11,494,293       11,868,000
     300,000   PepsiCo Inc....................       15,248,155       19,077,000
      51,200   Pernod-Ricard SA...............        5,251,206        5,259,943
      68,200   Ralcorp Holdings Inc.+.........        1,308,415        3,371,808
      26,000   Remy Cointreau SA..............        1,673,518        1,421,702
     330,000   Sara Lee Corp..................        5,273,525        4,042,500
     110,000   Tesco plc......................          965,257          809,142
     200,000   The Coca-Cola Co...............        8,929,955       10,396,000
      70,000   The Hershey Co.................        2,941,476        2,294,600
       2,000   The J.M. Smucker Co............           52,993           81,280
     122,384   Tootsie Roll Industries Inc....        1,562,907        3,075,510
     180,000   Wm. Wrigley Jr. Co.............        9,027,115       14,000,400
      42,500   Wm. Wrigley Jr. Co., Cl. B.....        2,191,580        3,306,500
     550,000   YAKULT HONSHA Co. Ltd..........       15,388,597       15,487,122
                                                 --------------   --------------
                                                    185,543,520      227,686,614
                                                 --------------   --------------
               ENERGY AND UTILITIES -- 8.9%
       5,000   AGL Resources Inc..............           88,898          172,900
      68,000   Allegheny Energy Inc...........        1,081,525        3,407,480
      70,000   Apache Corp....................        2,728,670        9,730,000
     800,000   Aquila Inc.+...................        3,203,330        3,016,000
     100,000   BP plc.........................        1,238,539        1,161,737
     247,000   BP plc, ADR....................       15,155,797       17,183,790
     105,000   CH Energy Group Inc............        4,342,243        3,734,850
      65,000   CMS Energy Corp................          416,572          968,500
     315,000   ConocoPhillips.................       19,291,860       29,732,850
       8,000   Constellation Energy
                  Group Inc ..................          449,608          656,800
       2,000   Diamond Offshore
                  Drilling Inc ...............          234,464          278,280
      60,000   DPL Inc........................        1,411,620        1,582,800
      14,000   DTE Energy Co..................          619,460          594,160
     220,000   Duke Energy Corp...............        3,981,986        3,823,600
     270,000   El Paso Corp...................        3,253,601        5,869,800
     280,000   El Paso Electric Co.+..........        4,523,624        5,544,000
      50,000   Energy East Corp...............        1,065,733        1,236,000
      80,000   Exxon Mobil Corp...............        2,750,108        7,050,400
      25,000   FPL Group Inc..................          951,662        1,639,500
      45,000   Galp Energia SGPS SA, Cl. B....        1,197,484        1,003,243
     210,000   Halliburton Co.................        3,809,429       11,144,700
      32,000   Imperial Oil Ltd...............        1,248,749        1,762,401
      20,000   Marathon Oil Corp..............          242,414        1,037,400
      10,000   Mirant Corp.+..................          192,014          391,500
     140,000   Mirant Corp., Escrow+ (a)......                0                0
       2,000   Niko Resources Ltd., New York..          110,842          191,703

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
   SHARES                                             COST             VALUE
------------                                     --------------   --------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES (CONTINUED)
       1,000   Niko Resources Ltd., Toronto ..   $       55,421   $       95,852
      10,000   NiSource Inc...................          215,500          179,200
     240,000   Northeast Utilities............        4,631,542        6,127,200
      19,000   Oceaneering
                  International Inc.+.........          512,207        1,463,950
       1,300   PetroChina Co. Ltd., ADR ......           94,298          167,518
      54,000   Petroleo Brasileiro SA, ADR....          949,398        3,824,820
     100,000   Progress Energy Inc.,
                  CVO+ (a)....................           52,000           33,000
     200,000   Rowan Companies Inc............        7,527,869        9,350,000
      65,000   Saipem SpA.....................        1,284,362        3,052,792
       5,000   SJW Corp.......................           68,704          132,000
      20,000   Southwest Gas Corp.............          451,132          594,600
     120,000   Spectra Energy Corp............        3,113,666        3,448,800
      60,000   The AES Corp.+.................          342,618        1,152,600
      24,128   Total SA.......................        1,468,664        2,058,975
       3,000   Transocean Inc.+...............          409,400          457,170
     270,000   Westar Energy Inc..............        4,552,840        5,807,700
                                                 --------------   --------------
                                                     99,319,853      150,860,571
                                                 --------------   --------------
               FINANCIAL SERVICES -- 7.7%
       2,800   Allianz SE.....................          552,300          493,309
     575,000   American Express Co............       27,278,920       21,660,250
      60,000   American International
                  Group Inc...................        3,819,505        1,587,600
       8,000   Ameriprise Financial Inc.......          232,843          325,360
      19,452   Argo Group International
                  Holdings Ltd.+..............          752,879          652,809
     158,600   AXA Asia Pacific
                  Holdings Ltd................          948,512          711,558
      90,000   Banco Santander SA, ADR........          322,130        1,637,100
         142   Berkshire Hathaway Inc.,
                  Cl. A+......................          419,028       17,146,500
       7,500   Calamos Asset
                  Management Inc., Cl. A......          135,000          127,725
     350,000   Citigroup Inc..................       16,094,034        5,866,000
     155,000   Commerzbank AG, ADR............        3,145,338        4,608,243
     148,000   Deutsche Bank AG...............       12,989,137       12,631,800
      40,000   Federal National Mortgage
                  Association.................        1,340,436          780,400
      20,000   Fortress Investment Group
                  LLC, Cl. A..................          303,268          246,400
      20,000   H&R Block Inc..................          329,930          428,000
      20,000   Interactive Brokers Group
                  Inc., Cl. A+................          577,120          642,600
     180,000   Janus Capital Group Inc........        3,245,221        4,764,600

                                                                      MARKET
   SHARES                                             COST             VALUE
------------                                     --------------   --------------
      61,788   JPMorgan Chase & Co............   $    1,741,026   $    2,119,946
      58,000   Legg Mason Inc.................        4,958,770        2,527,060
     133,000   Leucadia National Corp.........        1,662,878        6,243,020
       5,000   Loews Corp ....................          214,164          234,500
     265,000   Marsh & McLennan
                  Companies Inc...............        8,158,378        7,035,750
      65,000   Moody's Corp...................        3,285,357        2,238,600
       3,000   Och-Ziff Capital Management
                  Group LLC, Cl. A ...........           68,636           57,030
       2,500   Prudential Financial Inc.......           68,750          149,350
      45,000   Schroders plc..................        1,132,014          819,241
      45,000   Standard Chartered plc.........        1,002,768        1,281,744
      80,000   State Street Corp..............        4,001,480        5,119,200
      20,000   SunTrust Banks Inc.............          419,333          724,400
     150,000   T. Rowe Price Group Inc........        4,610,820        8,470,500
       5,000   The Allstate Corp..............          209,064          227,950
     146,038   The Bank of New York
                  Mellon Corp.................        5,010,363        5,524,618
       5,000   The Blackstone Group LP........          111,313           91,050
      44,500   The Charles Schwab Corp........          650,256          914,030
      18,000   The Dun & Bradstreet Corp......          395,898        1,577,520
     135,000   The Phoenix Companies Inc......        1,924,073        1,027,350
       3,000   The Travelers Companies Inc....          113,277          130,200
     100,000   Waddell & Reed Financial
                  Inc., Cl. A.................        2,058,579        3,501,000
     280,000   Wells Fargo & Co...............        8,659,774        6,650,000
                                                 --------------   --------------
                                                    122,942,572      130,974,313
                                                 --------------   --------------
               DIVERSIFIED INDUSTRIAL -- 6.8%
       9,000   Acuity Brands Inc..............          229,522          432,720
     162,000   Ampco-Pittsburgh Corp..........        2,124,696        7,205,760
     155,000   Baldor Electric Co.............        5,270,000        5,421,900
      24,000   Bayer AG.......................        1,009,688        2,020,090
      25,000   Bouygues SA ...................        1,244,322        1,659,477
     245,000   Cooper Industries Ltd.,
                  Cl. A.......................        6,743,377        9,677,500
     260,000   Crane Co.......................        5,942,015       10,017,800
      77,500   CRH plc .......................        1,027,655        2,281,780
     300,000   Enodis plc.....................        1,055,126        1,903,196
     150,000   General Electric Co............        5,455,245        4,003,500
     200,000   Greif Inc., Cl. A..............        2,401,677       12,806,000
      18,000   Greif Inc., Cl. B..............          559,808        1,021,860
     450,000   Honeywell International Inc....       15,285,048       22,626,000
     253,000   ITT Corp.......................        6,660,852       16,022,490
      40,000   Mitsui & Co. Ltd...............          924,238          883,364

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

   SHARES/                                                            MARKET
    UNITS                                             COST             VALUE
------------                                     --------------   --------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED INDUSTRIAL (CONTINUED)
     100,000   Park-Ohio Holdings Corp.+......   $    1,062,045   $    1,476,000
       1,000   Pentair Inc....................           31,908           35,020
      19,000   Sulzer AG......................          403,775        2,412,315
      69,000   Swire Pacific Ltd., Cl. A......          777,910          705,729
      30,000   Technip SA.....................        2,101,417        2,776,868
      70,000   Trinity Industries Inc.........          899,679        2,428,300
     200,000   Tyco International Ltd.........        9,828,342        8,008,000
                                                 --------------   --------------
                                                     71,038,345      115,825,669
                                                 --------------   --------------
               TELECOMMUNICATIONS -- 5.7%
      70,000   BCE Inc........................        2,672,084        2,436,700
       1,000   Bell Aliant Regional
                  Communications
                  Income Fund.................           28,950           28,518
      16,000   Bell Aliant Regional
                  Communications
                  Income Fund+ (a)(b).........          510,683          465,280
      30,000   Brasil Telecom
                  Participacoes SA, ADR.......        1,743,257        2,201,100
   1,700,000   BT Group plc...................        7,029,679        6,768,846
   4,440,836   Cable & Wireless
                  Jamaica Ltd. (c)............          101,639           48,210
     908,300   Cincinnati Bell Inc.+..........        6,219,001        3,615,034
      90,000   Citizens Communications Co.....        1,320,038        1,020,600
     110,000   Compania de
                  Telecomunicaciones de
                  Chile SA, ADR...............        1,634,846          633,600
     168,000   Deutsche Telekom AG, ADR.......        2,793,519        2,750,160
       3,394   FairPoint Communications Inc...           32,949           24,471
       5,000   France Telecom SA, ADR.........          146,305          148,150
     100,000   Koninklijke KPN NV.............          232,728        1,716,157
      15,000   Orascom Telecom
                  Holding SAE, GDR............        1,052,562          965,136
     540,000   Qwest Communications
                  International Inc...........        1,920,386        2,122,200
     700,000   Sprint Nextel Corp.............       16,509,047        6,650,000
     186,554   Tele Norte Leste
                  Participacoes SA, ADR.......        2,477,755        4,647,060
      60,000   Tele2 AB, Cl. B................        1,005,048        1,175,601
      48,000   Telecom Argentina
                  SA, ADR+....................          369,540          684,000
   1,440,000   Telecom Italia SpA.............        5,890,798        2,902,037
     225,000   Telefonica SA, ADR.............       11,203,712       17,905,500
      60,000   Telefonos de Mexico
                  SAB de CV, Cl. L, ADR.......          269,512        1,420,800

                                                                      MARKET
   SHARES                                             COST             VALUE
------------                                     --------------   --------------
     265,000   Telephone & Data Systems Inc...   $   12,354,090   $   12,526,550
     355,000   Telephone & Data
                  Systems Inc., Special.......       15,604,660       15,655,500
      60,000   Telmex Internacional
                  SAB de CV, ADR+.............          187,288          966,000
      15,000   TELUS Corp.....................          280,203          630,627
     180,000   Verizon Communications Inc.....        6,573,098        6,372,000
       5,169   Windstream Corp................           19,996           63,785
                                                 --------------   --------------
                                                    100,183,373       96,543,622
                                                 --------------   --------------
               CABLE AND SATELLITE -- 5.2%
   1,550,000   Cablevision Systems Corp.,
                  Cl. A+......................       33,168,055       35,030,000
      52,000   Comcast Corp., Cl. A...........        1,055,528          986,440
     120,000   Comcast Corp., Cl. A,
                  Special.....................          715,303        2,251,200
     133,700   DISH Network Corp., Cl. A+.....        3,833,237        3,914,736
      26,740   EchoStar Corp., Cl. A+.........          841,442          834,823
     156,770   Liberty Global Inc., Cl. A+....        2,194,421        4,927,281
     139,001   Liberty Global Inc., Cl. C+....        2,941,276        4,220,070
     500,690   Rogers Communications Inc.,
                  Cl. B, New York.............        4,303,427       19,356,675
      19,310   Rogers Communications Inc.,
                  Cl. B, Toronto..............          137,424          749,146
     160,000   Shaw Communications Inc.,
                  Cl. B, New York.............          329,198        3,257,600
      40,000   Shaw Communications Inc.,
                  Cl. B, Toronto..............           52,983          816,711
     450,000   The DIRECTV Group Inc.+........       11,454,958       11,659,500
                                                 --------------   --------------
                                                     61,027,252       88,004,182
                                                 --------------   --------------
               ENTERTAINMENT -- 5.0%
     100,000   Aruze Corp.....................        3,267,519        2,966,521
      32,000   Canal+ Groupe..................           34,010          307,334
       2,002   Chestnut Hill Ventures+ (a)....           54,500           56,356
     269,000   Discovery Holding Co.,
                  Cl. A+......................        4,351,029        5,907,240
       3,000   DreamWorks Animation
                  SKG Inc., Cl. A+............           68,959           89,430
     695,000   Grupo Televisa SA, ADR.........        8,080,952       16,415,900
     430,000   Liberty Media Corp. -
                  Entertainment, Cl. A+.......        8,493,064       10,418,900
         125   Live Nation Inc.+..............            1,296            1,322
      65,341   Macrovision Solutions Corp.+...        1,341,728          977,501
      50,000   Pinnacle Entertainment Inc.+...        1,414,859          524,500

                See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
   SHARES                                             COST             VALUE
------------                                     --------------   --------------
               COMMON STOCKS (CONTINUED)
               ENTERTAINMENT (CONTINUED)
     480,000   Rank Group plc ................   $    3,392,366   $      767,254
      12,000   Regal Entertainment Group,
                  Cl. A ......................          161,111          183,360
      75,000   Six Flags Inc.+ ...............          360,725           86,250
      50,000   The Walt Disney Co ............          799,578        1,560,000
     920,000   Time Warner Inc ...............       19,618,517       13,616,000
     110,000   Tokyo Broadcasting
                  System Inc .................        3,402,663        2,087,395
      20,200   Triple Crown Media Inc.+ ......          217,899            9,494
     370,000   Viacom Inc., Cl. A+ ...........       17,788,126       11,325,700
     453,900   Vivendi .......................       14,205,500       17,222,959
                                                 --------------   --------------
                                                     87,054,401       84,523,416
                                                 --------------   --------------
               EQUIPMENT AND SUPPLIES -- 5.0%
     257,000   AMETEK Inc ....................        4,331,123       12,135,540
       4,000   Amphenol Corp., Cl. A .........           14,775          179,520
      94,000   CIRCOR International Inc. .....          974,241        4,605,060
     194,000   Donaldson Co. Inc .............        2,985,328        8,660,160
      50,000   Fedders Corp.+ ................           71,252              350
     150,000   Flowserve Corp ................        5,544,523       20,505,000
      23,000   Franklin Electric Co. Inc. ....          250,434          891,940
      90,000   Gerber Scientific Inc.+ .......          988,544        1,024,200
      75,000   GrafTech International Ltd.+ ..          785,966        2,012,250
     320,000   IDEX Corp .....................        7,694,243       11,788,800
      40,000   Ingersoll-Rand Co. Ltd.,
                  Cl. A ......................          855,377        1,497,200
     102,000   Lufkin Industries Inc .........          990,973        8,494,560
      11,000   Mueller Industries Inc ........          485,034          354,200
       2,000   Sealed Air Corp ...............           17,404           38,020
      75,000   Tenaris SA, ADR ...............        3,425,248        5,587,500
       4,000   The Manitowoc Co. Inc .........           25,450          130,120
      95,000   The Weir Group plc ............          399,750        1,774,922
     190,000   Watts Water Technologies
                  Inc., Cl. A ................        2,957,983        4,731,000
                                                 --------------   --------------
                                                     32,797,648       84,410,342
                                                 --------------   --------------
               CONSUMER PRODUCTS -- 4.8%
      84,000   Avon Products Inc .............        2,420,145        3,025,680
      25,000   British American
                  Tobacco plc ................          944,285          865,949
      42,000   Christian Dior SA .............        3,082,702        4,331,329
      15,000   Church & Dwight Co. Inc. ......           99,536          845,250
      30,000   Clorox Co .....................        1,664,986        1,566,000
      69,000   Compagnie Financiere
                  Richemont SA, Cl. A ........        2,879,288        3,843,277
     112,000   Energizer Holdings Inc.+ ......        4,856,276        8,186,080
      58,000   Fortune Brands Inc ............        3,995,824        3,619,780
       2,000   Givaudan SA ...................          550,742        1,787,480

                                                                      MARKET
   SHARES                                             COST             VALUE
------------                                     --------------   --------------
      60,000   Hanesbrands Inc.+ .............   $    1,376,148   $    1,628,400
      32,000   Harley-Davidson Inc ...........        1,486,605        1,160,320
         200   Japan Tobacco Inc .............        1,123,054          853,228
       2,000   Jarden Corp.+ .................           65,069           36,480
      15,000   Matsushita Electric
                  Industrial Co. Ltd., ADR ...          178,325          321,300
      15,000   Mattel Inc ....................          270,000          256,800
      21,000   National Presto
                  Industries Inc .............          711,533        1,347,780
       2,000   Nintendo Co. Ltd ..............          620,613        1,128,220
      10,000   Oil-Dri Corp. of America ......          171,255          179,500
     112,000   Pactiv Corp.+ .................        1,176,060        2,377,760
     300,000   Procter & Gamble Co ...........       15,983,165       18,243,000
      60,000   Reckitt Benckiser Group plc ...        1,849,650        3,041,529
      30,000   Svenska Cellulosa AB,  Cl. B ..          423,932          424,661
   1,000,000   Swedish Match AB ..............       11,131,012       20,506,604
      37,500   The Swatch Group AG ...........        2,105,126        1,754,687
                                                 --------------   --------------
                                                     59,165,331       81,331,094
                                                 --------------   --------------
               HEALTH CARE -- 4.5%
       8,000   Abbott Laboratories ...........          313,458          423,760
     130,000   Advanced Medical
                  Optics Inc.+ ...............        4,241,837        2,436,200
      14,046   Allergan Inc ..................          655,380          731,094
       7,000   Alpharma Inc., Cl. A+ .........          182,379          157,710
      52,000   Amgen Inc.+ ...................        3,039,863        2,452,320
      19,146   AstraZeneca plc ...............          949,527          813,851
      17,000   Baxter International Inc ......          996,870        1,086,980
       2,000   Becton Dickinson & Co .........          174,354          162,600
      35,000   Biogen Idec Inc.+ .............          806,669        1,956,150
     155,000   Boston Scientific Corp.+ ......        2,170,555        1,904,950
     135,000   Bristol-Myers Squibb Co. ......        3,485,673        2,771,550
       1,000   Cephalon Inc.+ ................           62,382           66,690
      12,000   Cochlear Ltd ..................          530,192          502,142
      20,000   Covidien Ltd ..................          876,365          957,800
      45,036   GlaxoSmithKline plc ...........        1,292,245          998,408
       4,000   GlaxoSmithKline plc, ADR ......          216,096          176,880
       5,000   Greatbatch Inc.+ ..............           94,920           86,500
      30,000   Henry Schein Inc.+ ............          764,324        1,547,100
      18,000   Hospira Inc.+ .................          635,417          721,980
      80,000   Invitrogen Corp.+ .............        2,065,234        3,140,800
     120,000   Johnson & Johnson .............        7,766,038        7,720,800
      95,000   Merck & Co. Inc ...............        3,625,481        3,580,550
      10,000   Nobel Biocare Holding AG ......          286,712          326,563
      39,000   Novartis AG ...................        2,076,654        2,147,472
     102,000   Novartis AG, ADR ..............        4,514,518        5,614,080
     470,000   Pfizer Inc ....................       12,733,287        8,210,900
      16,400   Roche Holding AG ..............        2,587,332        2,953,942

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

   SHARES/                                                            MARKET
    UNITS                                             COST             VALUE
------------                                     --------------   --------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE (CONTINUED)
      10,000   Sanofi-Aventis ................   $      896,390   $      668,042
     110,000   Schering-Plough Corp ..........        2,062,138        2,165,900
      80,000   Smith & Nephew plc ............          752,722          882,780
      50,000   SSL International plc .........          439,178          444,428
       5,250   Straumann Holding AG ..........        1,087,318        1,258,088
      12,500   Synthes Inc ...................        1,494,687        1,722,872
      19,000   Takeda Pharmaceutical
                  Co. Ltd ....................          909,016          966,238
     130,000   UnitedHealth Group Inc ........        6,146,582        3,412,500
      82,000   William Demant Holding A/S+ ...        3,730,842        5,401,343
     100,000   Wyeth .........................        4,105,470        4,796,000
       3,000   Zimmer Holdings Inc.+ .........          186,132          204,150
                                                 --------------   --------------
                                                     78,954,237       75,572,113
                                                 --------------   --------------
               PUBLISHING -- 3.4%
       4,000   Idearc Inc ....................           14,637            9,400
   1,980,000   Il Sole 24 Ore ................       16,608,451       11,557,845
     348,266   Independent News & Media plc ..          663,968          855,394
       9,000   McClatchy Co., Cl. A ..........          139,243           61,020
     320,000   Media General Inc., Cl. A .....       19,151,873        3,824,000
     122,000   Meredith Corp .................        5,066,964        3,451,380
   1,525,000   News Corp., Cl. A .............       19,970,954       22,936,000
      20,000   News Corp., Cl. B .............          186,274          307,000
      60,000   PRIMEDIA Inc ..................        1,496,475          279,600
      66,585   Seat Pagine Gialle SpA+ .......          177,139            6,951
     130,000   The E.W. Scripps Co., Cl. A ...        4,530,747        5,400,200
     182,000   The McGraw-Hill
                  Companies Inc ..............        7,122,447        7,301,840
      55,000   The New York Times Co.,
                  Cl. A ......................        2,056,884          846,450
                                                 --------------   --------------
                                                     77,186,056       56,837,080
                                                 --------------   --------------
               BUSINESS SERVICES -- 2.7%
       7,050   ACCO Brands Corp.+ ............          126,069           79,172
      14,000   Avis Budget Group Inc.+ .......          265,087          117,180
     310,000   BPW Acquisition Corp.+ ........        3,097,250        3,053,500
      30,500   Canon Inc .....................        1,330,244        1,568,301
     235,000   ChoicePoint Inc.+ .............       11,040,474       11,327,000
     110,000   Clear Channel Outdoor
                  Holdings Inc., Cl. A+ ......        2,226,712        1,961,300
     186,554   Contax Participacoes SA, ADR ..           76,632          268,600
     110,000   Diebold Inc ...................        4,234,878        3,913,800
     200,000   G4S plc .......................                0          806,692

                                                                      MARKET
   SHARES                                             COST             VALUE
------------                                     --------------   --------------
      57,000   Jardine Matheson
                  Holdings Ltd ...............   $    1,401,441   $    1,767,000
      94,000   Landauer Inc ..................        2,511,653        5,286,560
      40,000   MasterCard Inc., Cl. A ........        1,614,000       10,620,800
      50,000   Monster Worldwide Inc.+ .......        1,246,430        1,030,500
      72,500   Nashua Corp.+ .................          656,627          725,000
      25,000   Secom Co. Ltd .................        1,095,891        1,214,861
     235,000   The Interpublic Group of
                  Companies Inc.+ ............        2,262,652        2,021,000
       8,000   Visa Inc., Cl. A+ .............          352,000          650,480
                                                 --------------   --------------
                                                     33,538,040       46,411,746
                                                 --------------   --------------
               AUTOMOTIVE: PARTS AND
                  ACCESSORIES -- 2.4%
       2,000   BERU AG .......................          210,290          235,539
      86,000   BorgWarner Inc ................        1,126,424        3,816,680
     181,000   CLARCOR Inc ...................        1,482,324        6,353,100
      82,500   Earl Scheib Inc.+ .............          644,854          245,437
     340,000   Genuine Parts Co ..............       12,607,736       13,491,200
     200,000   Johnson Controls Inc ..........        4,137,496        5,736,000
     130,000   Midas Inc.+ ...................        1,805,604        1,755,000
     330,000   Modine Manufacturing Co. ......        8,213,644        4,082,100
     155,000   O'Reilly Automotive Inc.+ .....        4,528,336        3,464,250
     160,000   Proliance
                  International Inc.+ ........        1,186,898          152,000
     175,000   Standard Motor Products Inc ...        1,873,526        1,428,000
      35,000   Superior Industries
                  International Inc ..........          822,800          590,800
                                                 --------------   --------------
                                                     38,639,932       41,350,106
                                                 --------------   --------------
               MACHINERY -- 2.0%
      20,000   Caterpillar Inc ...............          136,559        1,476,400
      17,000   CNH Global NV .................          897,929          577,490
     425,000   Deere & Co ....................       12,378,317       30,655,250
       8,000   SMC Corp ......................        1,033,311          876,207
                                                 --------------   --------------
                                                     14,446,116       33,585,347
                                                 --------------   --------------
               SPECIALTY CHEMICALS -- 1.8%
      41,000   Ashland Inc ...................        2,587,129        1,976,200
       5,400   Ciba Holding AG, ADR ..........            4,285           78,249
      30,000   E.I. du Pont de
                  Nemours and Co .............        1,263,365        1,286,700
     350,000   Ferro Corp ....................        7,353,490        6,566,000
       4,000   FMC Corp ......................          136,430          309,760
      45,000   H.B. Fuller Co ................          620,163        1,009,800
     175,000   Hercules Inc ..................        2,087,983        2,962,750
      70,000   International Flavors &
                  Fragrances Inc .............        3,296,486        2,734,200
     230,000   Omnova Solutions Inc.+ ........        1,861,571          639,400
      40,000   Rohm & Haas Co ................        1,950,695        1,857,600

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
   SHARES                                             COST             VALUE
------------                                     --------------   --------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY CHEMICALS (CONTINUED)
     275,000   Sensient Technologies Corp ....   $    5,034,936   $    7,744,000
     165,000   Tokai Carbon Co. Ltd ..........          677,815        1,679,757
       4,032   Tronox Inc., Cl. B ............           44,467           12,176
     100,000   Zep Inc .......................        1,293,508        1,488,000
                                                 --------------   --------------
                                                     28,212,323       30,344,592
                                                 --------------   --------------
               AVIATION: PARTS AND
                  SERVICES -- 1.6%
     350,000   Curtiss-Wright Corp ...........        4,965,900       15,659,000
     200,000   GenCorp Inc.+ .................        2,572,011        1,432,000
      96,500   Precision Castparts Corp. .....        4,962,391        9,299,705
     160,000   The Fairchild Corp., Cl. A+ ...          543,870          337,600
                                                 --------------   --------------
                                                     13,044,172       26,728,305
                                                 --------------   --------------
               METALS AND MINING -- 1.6%
      22,000   Alcoa Inc .....................          811,737          783,640
      30,030   Anglo American plc ............        1,187,718        2,109,068
      89,148   Barrick Gold Corp .............        2,610,253        4,056,234
      20,000   BHP Billiton Ltd ..............          842,223          837,863
      52,500   Harmony Gold
                  Mining Co. Ltd.+ ...........          256,625          636,973
      35,000   Harmony Gold
                  Mining Co. Ltd., ADR+ ......          460,008          428,750
      75,000   Ivanhoe Mines Ltd.+ ...........          560,208          818,250
      52,000   New Hope Corp. Ltd ............           70,252          266,697
     155,000   Newmont Mining Corp ...........        4,747,145        8,084,800
      23,000   Rio Tinto plc .................        1,324,709        2,752,853
      69,666   Xstrata plc ...................        1,525,449        5,583,825
                                                 --------------   --------------
                                                     14,396,327       26,358,953
                                                 --------------   --------------
               HOTELS AND GAMING -- 1.5%
       1,200   Accor SA ......................          103,072           80,165
     190,000   Gaylord Entertainment Co.+ ....        5,061,984        4,552,400
      22,000   Home Inns & Hotels
                  Management Inc., ADR+ ......          633,289          418,220
      46,160   InterContinental
                  Hotels Group plc ...........        1,184,541          618,777
   1,247,116   Ladbrokes plc .................       13,435,929        6,377,790
       6,000   Las Vegas Sands Corp.+ ........          221,279          284,640
   3,811,000   Mandarin Oriental
                  International Ltd ..........        7,176,694        6,631,140
     136,788   MGM Mirage+ ...................       10,106,751        4,635,745
      16,000   Orient-Express Hotels Ltd.,
                  Cl. A ......................          715,224          695,040
      34,000   Starwood Hotels & Resorts
                  Worldwide Inc ..............          520,597        1,362,380
                                                 --------------   --------------
                                                     39,159,360       25,656,297
                                                 --------------   --------------

                                                                      MARKET
   SHARES                                             COST             VALUE
------------                                     --------------   --------------
               AEROSPACE -- 1.4%
     105,000   Boeing Co .....................   $    6,475,976   $    6,900,600
      30,000   Finmeccanica SpA ..............          945,547          787,858
      25,899   Kaman Corp ....................          586,549          589,461
       9,000   Lockheed Martin Corp ..........          527,310          887,940
     102,600   Northrop Grumman Corp. ........        5,905,321        6,863,940
   1,200,000   Rolls-Royce Group plc+ ........        9,166,092        8,162,532
 107,520,000   Rolls-Royce Group plc, Cl. B ..          213,558          214,162
                                                 --------------   --------------
                                                     23,820,353       24,406,493
                                                 --------------   --------------
               RETAIL -- 1.4%
     200,000   AutoNation Inc.+ ..............        2,282,834        2,004,000
       4,000   AutoZone Inc.+ ................          351,780          484,040
      40,000   Coldwater Creek Inc.+ .........          157,162          211,200
      40,000   Costco Wholesale Corp .........        1,868,913        2,805,600
      75,000   CVS Caremark Corp .............        2,887,662        2,967,750
      10,108   Denny's Corp.+ ................           14,358           28,707
      21,500   Hennes & Mauritz AB, Cl. B ....          919,237        1,165,597
     140,000   Macy's Inc ....................        3,579,684        2,718,800
      50,000   Sally Beauty Holdings Inc.+ ...          416,928          323,000
      50,000   SUPERVALU Inc .................        1,453,171        1,544,500
     115,000   The Great Atlantic &
                  Pacific Tea Co. Inc.+ ......        3,570,394        2,624,300
      50,000   Wal-Mart Stores Inc ...........        2,439,001        2,810,000
      70,000   Walgreen Co ...................        2,660,042        2,275,700
      25,000   Whole Foods Market Inc. .......          952,518          592,250
      73,000   Woolworths Ltd ................        1,058,044        1,711,052
                                                 --------------   --------------
                                                     24,611,728       24,266,496
                                                 --------------   --------------
               CONSUMER SERVICES -- 1.4%
     200,000   IAC/InterActiveCorp+ ..........        5,436,750        3,856,000
     210,000   Liberty Media Corp. -
                  Interactive, Cl. A+ ........        4,593,199        3,099,600
   1,110,000   Rollins Inc ...................       11,375,362       16,450,200
                                                 --------------   --------------
                                                     21,405,311       23,405,800
                                                 --------------   --------------
               COMMUNICATIONS
                  EQUIPMENT -- 1.3%
     480,000   Corning Inc ...................        4,124,295       11,064,000
      90,000   Motorola Inc ..................        1,024,871          660,600
     180,000   Nortel Networks Corp.+ ........        4,239,217        1,479,600
     235,000   Thomas & Betts Corp.+ .........        7,911,594        8,894,750
                                                 --------------   --------------
                                                     17,299,977       22,098,950
                                                 --------------   --------------
               ENVIRONMENTAL SERVICES -- 1.3%
      97,500   Republic Services Inc .........          875,761        2,895,750
     500,000   Waste Management Inc ..........       12,972,510       18,855,000
                                                 --------------   --------------
                                                     13,848,271       21,750,750
                                                 --------------   --------------

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
SHARES                                                COST             VALUE
------                                           --------------   --------------
               COMMON STOCKS (CONTINUED)
               AGRICULTURE -- 1.3%
     405,000   Archer-Daniels - Midland Co ...   $    9,315,328   $   13,668,750
      30,000   Monsanto Co ...................        1,342,681        3,793,200
       5,000   Syngenta AG ...................        1,485,073        1,626,205
      15,000   Syngenta AG, ADR ..............          189,981          970,500
      10,500   The Mosaic Co.+ ...............          184,854        1,519,350
                                                 --------------   --------------
                                                     12,517,917       21,578,005
                                                 --------------   --------------
               BROADCASTING -- 1.2%
      95,000   British Sky Broadcasting
                  Group plc ..................        1,094,351          893,138
     433,000   CBS Corp., Cl. A ..............       13,810,173        8,434,840
      10,343   Citadel Broadcasting Corp. ....           25,591           12,618
     174,000   Clear Channel Communications
                  Inc ........................        6,395,741        6,124,800
       2,000   Cogeco Inc ....................           39,014           60,802
      25,334   Corus Entertainment Inc.,
                  Cl. B, New York ............           46,981          453,479
       6,666   Corus Entertainment Inc.,
                  Cl. B, Toronto .............           12,406          118,912
     120,000   Gray Television Inc ...........        1,060,168          344,400
      27,000   Gray Television Inc., Cl. A ...          317,211          121,500
      77,000   Liberty Media Corp. -  Capital,
                  Cl. A+ .....................          990,182        1,108,800
      90,000   Lin TV Corp., Cl. A+ ..........        1,234,661          536,400
      29,000   Modern Times Group MTG AB,
                  Cl. B ......................        1,754,858        1,707,029
     100,000   Television Broadcasts Ltd. ....          396,239          577,127
     100,000   Young Broadcasting Inc.,
                  Cl. A+ .....................          758,541           14,000
                                                 --------------   --------------
                                                     27,936,117       20,507,845
                                                 --------------   --------------
               ELECTRONICS -- 1.1%
       6,000   Advanced Micro
                  Devices Inc.+ ..............           57,915           34,980
      14,000   Bel Fuse Inc., Cl. A ..........          465,400          392,000
      14,000   Fanuc Ltd .....................        1,430,146        1,367,236
       5,000   Hitachi Ltd., ADR .............          347,376          358,400
     180,000   Intel Corp ....................        3,637,892        3,866,400
       5,920   Keyence Corp ..................        1,187,370        1,409,962
      80,000   LSI Corp.+ ....................          474,386          491,200
      20,000   Molex Inc., Cl. A .............          519,697          458,200
       7,500   NEC Corp., ADR ................           43,625           39,338
      38,000   Royal Philips Electronics
                  NV .........................           52,354        1,284,400
     265,000   Texas Instruments Inc .........        6,407,535        7,462,400
      62,000   Tyco Electronics Ltd ..........        2,392,821        2,220,840
                                                 --------------   --------------
                                                     17,016,517       19,385,356
                                                 --------------   --------------

                                                                      MARKET
SHARES                                                COST             VALUE
------                                           --------------   --------------
               WIRELESS COMMUNICATIONS -- 1.1%
      95,000   America Movil SAB de CV,
                  Cl. L, ADR .................   $    1,335,987   $    5,011,250
      65,000   China Mobile Ltd ..............          796,681          873,641
      14,000   Clearwire Corp., Cl. A+ .......          250,896          181,440
       2,000   NTT DoCoMo Inc ................        4,368,481        2,938,268
       3,340   Tele Norte Celular
                  Participacoes SA, ADR ......           51,601           64,796
       5,087   Telemig Celular
                  Participacoes SA, ADR ......          147,017          302,676
      32,165   Tim Participacoes SA, ADR .....          390,212          914,451
     115,400   United States Cellular
                  Corp.+ .....................        5,343,392        6,525,870
     170,010   Vivo Participacoes SA, ADR+ ...        2,238,980        1,081,264
      50,000   Vodafone Group plc, ADR .......        1,359,194        1,473,000
                                                 --------------   --------------
                                                     16,282,441       19,366,656
                                                 --------------   --------------
               AUTOMOTIVE -- 0.9%
     210,000   General Motors Corp ...........        5,412,011        2,415,000
     125,000   Navistar International
                  Corp.+ .....................        3,272,936        8,227,500
      96,750   PACCAR Inc ....................          431,444        4,047,053
                                                 --------------   --------------
                                                      9,116,391       14,689,553
                                                 --------------   --------------
               TRANSPORTATION -- 0.5%
     100,000   AMR Corp.+ ....................        1,924,248          512,000
     165,000   GATX Corp .....................        4,548,661        7,314,450
      15,000   Grupo TMM SA, Cl. A, ADR+ .....           80,460           28,050
      70,000   Toll Holdings Ltd .............          747,842          403,976
                                                 --------------   --------------
                                                      7,301,211        8,258,476
                                                 --------------   --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.5%
       8,000   Alibaba.com Ltd.+ .............           13,935           11,286
      10,000   Check Point Software
                  Technologies Ltd.+ .........          169,874          236,700
      50,000   NCR Corp.+ ....................        1,282,708        1,260,000
      24,000   Rockwell Automation Inc. ......        1,253,465        1,049,520
      24,100   Square Enix Co. Ltd ...........          648,849          712,662
      25,256   Telecom Italia Media SpA+ .....           26,868            3,877
     190,000   Yahoo! Inc.+ ..................        5,769,336        3,925,400
       2,000   Yahoo! Japan Corp .............          754,815          770,354
                                                 --------------   --------------
                                                      9,919,850        7,969,799
                                                 --------------   --------------
               REAL ESTATE -- 0.5%
       2,000   Brookfield Asset Management
                  Inc., Cl. A ................           70,671           65,080
      70,000   Cheung Kong (Holdings) Ltd ....          815,521          943,538

                See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
SHARES                                                COST             VALUE
------                                           --------------   --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE (CONTINUED)
      55,500   Griffin Land & Nurseries Inc ..   $      529,368   $    1,703,850
     145,000   The St. Joe Co ................        8,275,384        4,976,400
                                                 --------------   --------------
                                                      9,690,944        7,688,868
                                                 --------------   --------------
               CLOSED-END FUNDS -- 0.4%
      31,500   Royce Value Trust Inc .........          388,298          493,920
     104,000   The Central Europe and Russia
                  Fund Inc ...................        2,391,965        5,484,960
      70,000   The New Germany Fund Inc ......          754,518        1,142,400
                                                 --------------   --------------
                                                      3,534,781        7,121,280
                                                 --------------   --------------
               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.1%
      70,000   Champion Enterprises Inc.+ ....          659,503          409,500
      50,000   Fleetwood Enterprises Inc.+ ...          535,045          131,000
      31,000   Huttig Building Products
                  Inc.+ ......................           78,168           56,110
       7,000   Martin Marietta Materials
                  Inc ........................          144,225          725,130
      10,000   Nobility Homes Inc ............          195,123          159,500
      20,000   Skyline Corp ..................          794,437          470,000
                                                 --------------   --------------
                                                      2,406,501        1,951,240
                                                 --------------   --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.1%
       2,000   Camden Property Trust .........           37,490           88,520
       2,187   Prosperity REIT ...............              616              421
      24,984   Rayonier Inc ..................          798,811        1,060,820
                                                 --------------   --------------
                                                        836,917        1,149,761
                                                 --------------   --------------
               TOTAL COMMON STOCKS ...........    1,374,194,085    1,668,599,690
                                                 --------------   --------------

               CONVERTIBLE PREFERRED STOCKS -- 0.1%
               TELECOMMUNICATIONS -- 0.1%
      25,000   Cincinnati Bell Inc.,
                  6.750% Cv. Pfd., Ser. B ....          787,113        1,005,000
                                                 --------------   --------------

PRINCIPAL
AMOUNT
---------
               CONVERTIBLE CORPORATE BONDS -- 0.2%
               RETAIL -- 0.2%
$  3,000,000   The Great Atlantic & Pacific
                  Tea Co. Inc., Cv.,
                  5.125%, 06/15/11 ...........        3,000,000        2,816,250
                                                 --------------   --------------

PRINCIPAL                                                             MARKET
AMOUNT                                                COST             VALUE
---------                                        --------------   --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
$  1,000,000   Standard Motor Products Inc.,
                  Sub. Deb. Cv.,
                  6.750%, 07/15/09 ...........   $      985,974   $      957,500
                                                 --------------   --------------
               CONSUMER PRODUCTS -- 0.0%
   1,000,000   Pillowtex Corp., Sub. Deb. Cv.,
                  9.000%, 12/15/17+ (a) ......                0                0
                                                 --------------   --------------
               TOTAL CONVERTIBLE CORPORATE
                  BONDS ......................        3,985,974        3,773,750
                                                 --------------   --------------

SHARES
------
               WARRANTS -- 0.0%
               ENERGY AND UTILITIES -- 0.0%
      12,183   Mirant Corp., Ser. A, expire
                  01/03/11+ ..................           36,354          218,441
                                                 --------------   --------------

PRINCIPAL
AMOUNT
---------
               U.S. GOVERNMENT OBLIGATIONS -- 1.1%
$18,309,000    U.S. Treasury Bills,
                  1.132% to 1.874%++,
                  07/31/08 to 10/02/08 (d) ...       18,269,182       18,262,154
                                                 --------------   --------------
TOTAL INVESTMENTS -- 100.0% ..................   $1,397,272,708    1,691,859,035
                                                 ==============
FUTURES CONTRACTS
   (Unrealized appreciation) .................                         3,637,784
OTHER ASSETS AND LIABILITIES (NET) ...........                         3,013,177
PREFERRED STOCK
   (8,956,900 preferred shares outstanding) ..                      (403,742,500)
                                                                  --------------
NET ASSETS -- COMMON STOCK
   (173,862,271 common shares outstanding) ...                    $1,294,767,496
                                                                  ==============
NET ASSET VALUE PER COMMON SHARE
   ($1,294,767,496 / 173,862,271 shares
   outstanding) ..............................                    $         7.45
                                                                  ==============

                See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

NUMBER OF                              EXPIRATION    UNREALIZED
CONTRACTS                                 DATE      APPRECIATION
---------                              ----------   ------------
            FUTURES CONTRACTS -- SHORT POSITION
128         S & P 500 Index
               Futures .............    09/18/08    $  3,637,784
                                                    ============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $554,636 or 0.03% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the market value of the Rule 144A security amounted to $465,280 or 0.03% of total investments.

(c) At June 30, 2008, the Fund held an investment in a restricted security amounting to $48,210 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

                                                                      06/30/08
ACQUISITION                            ACQUISITION   ACQUISITION   CARRYING VALUE
SHARES        ISSUER                       DATE          COST         PER UNIT
-----------   ----------------------   -----------   -----------   --------------
4,440,836     Cable & Wireless
                 Jamaica Ltd. ......     03/29/01      $101,639        $0.0109

(d) At June 30, 2008, $4,200,000 of the principal amount was pledged as collateral for futures contracts.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt
CVO  Contingent Value Obligation
GDR  Global Depositary Receipt

                              % OF
                             MARKET
GEOGRAPHIC DIVERSIFICATION    VALUE    MARKET VALUE
--------------------------   ------   --------------
LONG POSITIONS
North America ............    73.9%   $1,250,047,173
Europe ...................    17.6       297,233,213
Latin America ............     4.8        81,678,195
Japan ....................     3.1        53,055,379
Asia/Pacific .............     0.5         7,814,216
South Africa .............     0.1         2,030,859
                             -----    --------------
Total Investments ........   100.0%   $1,691,859,035
                             =====    ==============

                See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $1,397,272,708) ............   $ 1,691,859,035
   Foreign currency, at value (cost $6,872,302) ...........         7,139,632
   Cash ...................................................           153,115
   Receivable for investments sold ........................           804,480
   Dividends and interest receivable ......................         2,275,454
   Deferred offering expense ..............................            98,869
   Prepaid expense ........................................            24,844
                                                              ---------------
   TOTAL ASSETS ...........................................     1,702,355,429
                                                              ---------------
LIABILITIES:
   Payable to brokers .....................................               171
   Payable for investments purchased ......................         1,467,553
   Unrealized depreciation on swap contracts ..............           112,425
   Distributions payable ..................................           277,166
   Payable for investment advisory fees ...................         1,140,682
   Payable for payroll expenses ...........................           105,697
   Payable for accounting fees ............................             3,731
   Payable for shareholder communications expenses ........           267,142
   Payable for auction agent fees .........................           157,920
   Variation margin payable ...............................            34,432
   Other accrued expenses .................................           278,514
                                                              ---------------
   TOTAL LIABILITIES ......................................         3,845,433
                                                              ---------------
PREFERRED STOCK:
   Series C Cumulative Preferred Stock (Auction Rate,
      $25,000 liquidation value, $0.001 par value, 5,200
      shares authorized with 5,200 shares issued
      and outstanding) ....................................       130,000,000
   Series D Cumulative Preferred Stock (5.875%, $25
      liquidation value, $0.001 par value, 3,000,000 shares
      authorized with 2,949,700 shares issued
      and outstanding) ....................................        73,742,500
   Series E Cumulative Preferred Stock (Auction Rate,
      $25,000 liquidation value, $0.001 par value, 2,000
      shares authorized with 2,000 shares issued
      and outstanding) ....................................        50,000,000
   Series F Cumulative Preferred Stock (6.200%, $25
      liquidation value, $0.001 par value, 6,000,000 shares
      authorized with 6,000,000 shares issued
      and outstanding) ....................................       150,000,000
                                                              ---------------
   TOTAL PREFERRED STOCK ..................................       403,742,500
                                                              ---------------
   NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS .........   $ 1,294,767,496
                                                              ===============
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS CONSIST OF:
   Paid-in capital, at $0.001 par value ...................   $ 1,003,533,083
   Accumulated distributions in excess of net investment
      income ..............................................          (771,203)
   Accumulated distributions in excess of net realized gain
      on investments, written options, futures contracts,
      swap contracts, and foreign currency transactions ...        (6,359,945)
   Net unrealized appreciation on investments .............       294,586,327
   Net unrealized depreciation on swap contracts ..........          (112,425)
   Net unrealized appreciation on futures .................         3,637,784
   Net unrealized appreciation on foreign currency
      translations ........................................           253,875
                                                              ---------------
   NET ASSETS .............................................   $ 1,294,767,496
                                                              ===============
NET ASSET VALUE PER COMMON SHARE
   ($1,294,767,496 / 173,862,271 shares outstanding;
   246,000,000 shares authorized) .........................   $          7.45
                                                              ===============

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $1,126,765) .........   $    18,690,364
   Interest ...............................................           911,021
                                                              ---------------
   TOTAL INVESTMENT INCOME ................................        19,601,385
                                                              ---------------
EXPENSES:
   Investment advisory fees ...............................         9,079,580
   Shareholder communications expenses ....................           381,464
   Auction agent fees .....................................           224,620
   Custodian fees .........................................           162,416
   Payroll expenses .......................................           100,083
   Shareholder services fees ..............................            54,566
   Directors' fees ........................................            71,091
   Legal and audit fees ...................................            65,931
   Accounting fees ........................................            22,500
   Interest expense .......................................             1,682
   Miscellaneous expenses .................................           175,222
                                                              ---------------
   TOTAL EXPENSES .........................................        10,339,155
   LESS:
      Advisory fee reduction ..............................        (2,007,681)
      Custodian fee credits ...............................            (3,178)
                                                              ---------------
   NET EXPENSES ...........................................         8,328,296
                                                              ---------------
   NET INVESTMENT INCOME ..................................        11,273,089
                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   WRITTEN OPTIONS, SWAP CONTRACTS, FUTURES CONTRACTS,
   AND FOREIGN CURRENCY:
   Net realized gain on investments .......................        20,245,320
   Net realized gain on written options ...................            11,985
   Net realized loss on swap contracts ....................          (723,443)
   Net realized gain on futures contracts .................           683,158
   Net realized gain on foreign currency transactions .....            31,111
                                                              ---------------
   Net realized gain on investments, written options,
      swap contracts, futures contracts, and foreign
      currency transactions ...............................        20,248,131
                                                              ---------------
   Net change in unrealized appreciation/depreciation:
      on investments ......................................      (260,649,115)
      on written options ..................................                15
      on swap contracts ...................................          (119,590)
      on futures contracts ................................         2,549,498
      on foreign currency translations ....................           168,928
                                                              ---------------
   Net change in unrealized appreciation/depreciation
      on investments, written options, swap contracts,
      futures contracts, and foreign currency
      translations ........................................      (258,050,264)
                                                              ---------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS, WRITTEN OPTIONS, SWAP CONTRACTS,
      FUTURES CONTRACTS, AND FOREIGN CURRENCY .............      (237,802,133)
                                                              ---------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .....................................      (226,529,044)
   Total Distributions to Preferred Shareholders ..........       (10,307,389)
                                                              ---------------
   NET DECREASE IN NET ASSETS ATTRIBUTABLE TO COMMON
      SHAREHOLDERS RESULTING FROM OPERATIONS ..............   $  (236,836,433)
                                                              ===============

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                 SIX MONTHS ENDED
                                                                   JUNE 30, 2008         YEAR ENDED
                                                                    (UNAUDITED)      DECEMBER 31, 2007
                                                                 ----------------    -----------------
OPERATIONS:
   Net investment income .....................................   $     11,273,089    $      19,068,546
   Net realized gain on investments, written options, swap
      contracts, futures contracts, and foreign currency
      transactions ...........................................         20,248,131          118,021,047
   Net change in unrealized appreciation/depreciation on
      investments, written options, swap contracts, futures
      contracts, and foreign currency translations ...........       (258,050,264)          75,143,139
                                                                 ----------------    -----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS .............................................       (226,529,044)         212,232,732
                                                                 ----------------    -----------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
   Net investment income .....................................         (3,686,282)*         (3,515,786)
   Net realized short-term gains on investments, written
      options, swap contracts, futures contracts, and
      foreign currency transactions ..........................                 --           (1,824,834)
   Net realized long-term gains on investments, written
      options, swap contracts, futures contracts, and
      foreign currency transactions ..........................         (6,621,107)*        (18,025,125)
                                                                 ----------------    -----------------
   TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS .............        (10,307,389)         (23,365,745)
                                                                 ----------------    -----------------
   NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO
      COMMON SHAREHOLDERS RESULTING FROM OPERATIONS ..........       (236,836,433)         188,866,987
                                                                 ----------------    -----------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income .....................................         (7,586,807)*        (20,158,265)
   Net realized short-term gains on investments, written
      options, swap contracts, futures contracts, and
      foreign currency transactions ..........................                 --           (8,897,143)
   Net realized long-term gains on investments, written
      options, swap contracts, futures contracts, and
      foreign currency transactions ..........................        (13,627,024)*        (88,050,995)
   Return of capital .........................................        (47,798,045)*       (103,665,340)
                                                                 ----------------    -----------------
   TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ................        (69,011,876)        (220,771,743)
                                                                 ----------------    -----------------
FUND SHARE TRANSACTIONS:
   Net increase in net assets from common shares issued
      upon reinvestment of distributions .....................         14,234,192           31,379,440
   Adjustment to offering costs for preferred shares
      charged to paid-in capital .............................                650                   --
                                                                 ----------------    -----------------
   NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ...         14,234,842           31,379,440
                                                                 ----------------    -----------------
   NET DECREASE IN NET ASSETS ATTRIBUTABLE TO COMMON
      SHAREHOLDERS ...........................................       (291,613,467)            (525,316)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
   Beginning of period .......................................      1,586,380,963        1,586,906,279
                                                                 ----------------    -----------------
   End of period (including undistributed net investment
      income of $0 and $0, respectively) .....................   $  1,294,767,496    $   1,586,380,963
                                                                 ================    =================

----------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                              FINANCIAL HIGHLIGHTS

                                            SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
SELECTED DATA FOR A COMMON SHARE              JUNE 30, 2008    -------------------------------------------------------------------
OUTSTANDING THROUGHOUT EACH PERIOD:            (UNAUDITED)         2007          2006          2005          2004          2003
                                            ----------------   -----------    ----------    ----------    ----------    ----------
OPERATING PERFORMANCE:
   Net asset value, beginning of
      period ............................      $    9.22       $      9.40    $     8.10    $     8.69    $     7.98      $ 6.28
                                               ---------       -----------    ----------    ----------    ----------      ------
   Net investment income ................           0.07              0.14          0.18          0.09          0.02        0.04
   Net realized and unrealized gain
      on investments ....................          (1.38)             1.12          2.18          0.47          1.63        2.50
                                               ---------       -----------    ----------    ----------    ----------      ------
   Total from investment operations .....          (1.31)             1.26          2.36          0.56          1.65        2.54
                                               ---------       -----------    ----------    ----------    ----------      ------
DISTRIBUTIONS TO PREFERRED
   SHAREHOLDERS:(A)
   Net investment income ................          (0.02)*           (0.02)        (0.03)        (0.01)        (0.00)(e)   (0.00)(e)
   Net realized gain on investments .....          (0.04)*           (0.12)        (0.12)        (0.14)        (0.14)      (0.14)
                                               ---------       -----------    ----------    ----------    ----------      ------
   Total distributions to preferred
      shareholders ......................          (0.06)            (0.14)        (0.15)        (0.15)        (0.14)      (0.14)
                                               ---------       -----------    ----------    ----------    ----------      ------
NET INCREASE IN NET ASSETS ATTRIBUTABLE
   TO COMMON SHAREHOLDERS RESULTING FROM
   OPERATIONS ...........................          (1.37)             1.12          2.21          0.41          1.51        2.40
                                               ---------       -----------    ----------    ----------    ----------      ------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income ................          (0.04)*           (0.12)        (0.16)        (0.08)        (0.01)      (0.01)
   Net realized gain on investments .....          (0.08)*           (0.57)        (0.72)        (0.77)        (0.79)      (0.68)
   Return of capital ....................          (0.28)*           (0.61)           --            --            --       (0.00)(e)
                                               ---------       -----------    ----------    ----------    ----------      ------
   Total distributions to common
      shareholders ......................          (0.40)            (1.30)        (0.88)        (0.85)        (0.80)      (0.69)
                                               ---------       -----------    ----------    ----------    ----------      ------

FUND SHARE TRANSACTIONS:
   Increase (decrease) in net asset value
      from common stock share
      transactions ......................             --                --            --         (0.00)(e)      0.00(e)     0.01
   Decrease in net asset value from
      shares issued in rights
      offering ..........................             --                --            --         (0.15)           --          --
   Increase in net asset value from
      repurchase of preferred shares ....             --                --            --            --          0.00(e)       --
   Offering costs for preferred shares
      charged to paid-in capital ........           0.00(e)             --         (0.03)        (0.00)(e)      0.00(e)    (0.02)
   Offering costs for issuance of rights
      charged to paid-in capital ........             --                --         (0.00)(e)     (0.00)(e)        --          --
                                               ---------       -----------    ----------    ----------    ----------      ------
   Total fund share transactions ........           0.00                --         (0.03)        (0.15)         0.00(e)    (0.01)
                                               ---------       -----------    ----------    ----------    ----------      ------
   NET ASSET VALUE ATTRIBUTABLE TO COMMON
      SHAREHOLDERS, END OF PERIOD .......      $    7.45       $      9.22    $     9.40    $     8.10    $     8.69      $ 7.98
                                               =========       ===========    ==========    ==========    ==========      ======
   Net Asset Value Total Return + .......         (15.16)%           12.14%        28.17%         5.50%        19.81%      39.90%
                                               =========       ===========    ==========    ==========    ==========      ======
   Market Value, End of Period ..........      $    8.15       $      9.28    $     9.41    $     8.03    $     9.02      $ 8.00
                                               =========       ===========    ==========    ==========    ==========      ======
   Total Investment Return ++ ...........          (7.78)%           12.75%        29.42%         0.66%        24.04%      28.58%
                                               =========       ===========    ==========    ==========    ==========      ======


                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                            SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
SELECTED DATA FOR A COMMON SHARE              JUNE 30, 2008    -------------------------------------------------------------------
OUTSTANDING THROUGHOUT EACH PERIOD:            (UNAUDITED)         2007          2006          2005          2004          2003
                                            ----------------   -----------    ----------    ----------    ----------    ----------
RATIOS AND SUPPLEMENTAL DATA:
   Net assets including liquidation value
      of preferred shares, end of period
      (in 000's) ........................      $1,698,510      $ 1,990,123    $2,114,399    $1,764,634    $1,638,225    $1,514,525
   Net assets attributable to common
      shares, end of period (in 000's) ..      $1,294,767      $ 1,586,381    $1,586,906    $1,345,891    $1,219,483    $1,094,525
   Ratio of net investment income to
      average net assets attributable to
      common shares before preferred
      distributions .....................            1.59%(f)         1.16%         2.12%         1.27%         0.64%         0.67%
   Ratio of operating expenses to average
      net assets attributable to common
      shares net of fee reduction (b) ...            1.17%(f)         1.46%         1.43%         1.39%         1.57%         1.62%
   Ratio of operating expenses to average
      net assets including liquidation
      value of preferred shares net of
      fee reduction (b) .................            0.92%(f)         1.17%         1.11%         1.04%         1.14%         1.14%
   Portfolio turnover rate +++ ..........             3.2%            17.2%         29.5%         22.4%         28.6%         19.2%
PREFERRED STOCK:
   7.20% SERIES B CUMULATIVE PREFERRED
      STOCK
   Liquidation value, end of period
      (in 000's) ........................              --               --    $  123,750    $  165,000    $  165,000    $  165,000
   Total shares outstanding (in 000's) ..              --               --         4,950         6,600         6,600         6,600
   Liquidation preference per share .....              --               --    $    25.00    $    25.00    $    25.00    $    25.00
   Average market value (c) .............              --               --    $    25.27    $    25.92    $    26.57    $    27.06
   Asset coverage per share .............              --               --    $   100.21    $   105.35    $    97.81    $    90.15
   AUCTION RATE SERIES C CUMULATIVE
      PREFERRED STOCK
   Liquidation value, end of period
      (in 000's) ........................      $  130,000      $   130,000    $  130,000    $  130,000    $  130,000    $  130,000
   Total shares outstanding (in 000's) ..               5                5             5             5             5             5
   Liquidation preference per share .....      $   25,000      $    25,000    $   25,000    $   25,000    $   25,000    $   25,000
   Average market value (c) .............      $   25,000      $    25,000    $   25,000    $   25,000    $   25,000    $   25,000
   Asset coverage per share .............      $  105,173      $   123,230    $  100,211    $  105,353    $   97,806    $   90,150
   5.875% SERIES D CUMULATIVE PREFERRED
      STOCK
   Liquidation value, end of period
      (in 000's) ........................      $   73,743      $    73,743    $   73,743    $   73,743    $   73,743    $   75,000
   Total shares outstanding (in 000's) ..           2,950            2,950         2,950         2,950         2,950         3,000
   Liquidation preference per share .....      $    25.00      $     25.00    $    25.00    $    25.00    $    25.00    $    25.00
   Average market value (c) .............      $    23.65      $     23.86    $    23.98    $    24.82    $    24.81    $    25.10
   Asset coverage per share .............      $   105.16      $    123.23    $   100.21    $   105.35    $    97.81    $    90.15
   AUCTION RATE SERIES E CUMULATIVE
      PREFERRED STOCK
   Liquidation value, end of period
      (in 000's) ........................      $   50,000      $    50,000    $   50,000    $   50,000    $   50,000    $   50,000
   Total shares outstanding (in 000's) ..               2                2             2             2             2             2
   Liquidation preference per share .....      $   25,000      $    25,000    $   25,000    $   25,000    $   25,000    $   25,000
   Average market value (c) .............      $   25,000      $    25,000    $   25,000    $   25,000    $   25,000    $   25,000
   Asset coverage per share .............      $  105,173      $   123,230    $  100,211    $  105,353    $   97,806    $   90,150
   6.200% SERIES F CUMULATIVE PREFERRED
      STOCK
   Liquidation value, end of period
      (in 000's) ........................      $  150,000      $   150,000    $  150,000            --            --            --
   Total shares outstanding (in 000's) ..           6,000            6,000         6,000            --            --            --
   Liquidation preference per share .....      $    25.00      $     25.00    $    25.00            --            --            --
   Average market value (c) .............      $    24.70      $     24.69    $    25.12            --            --            --
   Asset coverage per share .............      $   105.17      $    123.23    $   100.21            --            --            --
   ASSET COVERAGE (D) ...................             421%             493%          401%          421%          391%          361%

----------
+ Based on net asset value per share, adjusted for reinvestment of distributions, at prices dependent upon the relationship of the net asset value per share and the market value per share on the ex-dividend dates, including the effect of shares issued pursuant to the 2005 rights offering, assuming full subscription by shareholders. Total return for a period of less than one year is not annualized.

++ Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to the 2005 rights offering, assuming full subscription by shareholders. Total return for a period of less than one year is not annualized.

+++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended December 31, 2007, 2006, 2005, and 2004 would have been 27.3%, 33.1%,
     27.0%, and 29.9%, respectively. The portfolio turnover rate for the fiscal year ended 2003 would have been as shown.

* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

(a) Calculated based upon average common shares outstanding on the record dates throughout the periods.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2008 and the fiscal years ended December 31, 2007, 2006, 2005, 2004, and 2003, the effect of the custodian fee credits was minimal.

(c)  Based on weekly prices.

(d)  Asset coverage is calculated by combining all series of preferred stock.

(e)  Amount represents less than $0.005 per share.

(f)  Annualized.

               See accompanying notes to financial statements.

                         THE GABELLI EQUITY TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Equity Trust Inc. (the "Equity Trust") is a non-diversified closed-end management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose primary objective is long-term growth of capital. Investment operations commenced on August 21, 1986.

     The Equity Trust will invest at least 80% of its assets in equity securities under normal market conditions (the "80% Policy"). The 80% Policy may be changed without shareholder approval. The Equity Trust will provide shareholders with notice at least 60 days prior to the implementation of any changes in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                    INVESTMENTS IN         OTHER FINANCIAL
                                                      SECURITIES       INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                    (MARKET VALUE)   APPRECIATION/DEPRECIATION)*
----------------                                    --------------   ---------------------------
Level 1 - Quoted Prices .........................   $1,670,691,275           $3,637,784
Level 2 - Other Significant Observable Inputs ...       21,078,404             (112,425)
Level 3 - Significant Unobservable Inputs .......           89,356                   --
                                                    --------------           ----------
TOTAL ...........................................   $1,691,859,035           $3,525,359
                                                    ==============           ==========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                       INVESTMENTS
                                                      IN SECURITIES
                                                     (MARKET VALUE)
                                                     --------------
BALANCE AS OF 12/31/07 ...........................       $89,356
Accrued discounts/premiums .......................            --
Realized gain (loss) .............................            --
Change in unrealized appreciation/depreciation ...            --
Net purchases (sales) ............................            --
Transfers in and/or out of Level 3 ...............            --
                                                         -------
BALANCE AS OF 06/30/08 ...........................       $89,356
                                                         =======

     In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement.

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the "Acquired Funds") in accordance with the 1940 Act and related rules. As a shareholder in the Fund, you would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund's expenses. For the six months ended June 30, 2008, the Fund's pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

     OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

     In the case of call options, these exercise prices are referred to as "in-the-money", "at-the-money", and "out-of-the-money", respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

     SWAP AGREEMENTS. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. A swap agreement may involve, to varying degrees, elements of market and counterparty risk and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series C Preferred Stock and Series E Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

     The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     At June 30, 2008, there were no open interest rate swap agreements.

     The Fund has entered into a contract for difference swap agreement with Bear, Stearns International Limited. Details of the swap at June 30, 2008 are as follows:

          NOTIONAL               EQUITY SECURITY               INTEREST RATE/            TERMINATION   NET UNREALIZED
           AMOUNT                    RECEIVED               EQUITY SECURITY PAID            DATE        DEPRECIATION
---------------------------   ---------------------   --------------------------------   -----------   --------------
                                   Market Value       Overnight LIBOR plus 40 bps plus
                                 Appreciation on:       Market Value Depreciation on:
$1,471,231 (200,000 Shares)   Rolls-Royce Group plc         Rolls-Royce Group plc          09/15/08      $(112,425)

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open futures contracts at June 30, 2008 are reflected within the Schedule of Investments.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2008, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to reclassifications of distributions, swap investments and non-deductible spin off expenses. These reclassifications have no impact on the NAV of the Fund.

     On June 28, 2007, the Fund contributed $67,695,672 in cash in exchange for shares of the Gabelli Healthcare & Wellness(Rx) Trust, and on the same date distributed such shares to holders of the Fund on record as of June 21, 2007 at the rate of one share of the Gabelli Healthcare & Wellness(Rx) Trust for every twenty shares of the Fund's common stock.

     Distributions to shareholders of the Fund's 7.20% Series B Cumulative Preferred Stock, Series C Auction Rate Cumulative Preferred Stock, 5.875% Series D Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, and 6.20% Series F Cumulative Preferred Stock ("Cumulative Preferred Stock") are recorded on a daily basis and are determined as described in Note 5.

     The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

                                                    COMMON       PREFERRED
                                                 ------------   -----------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ...   $ 27,039,757   $ 5,395,128
Net long-term capital gains ..................     90,066,646    17,970,617
Return of capital ............................    103,665,340            --
                                                 ------------   -----------
Total distributions paid .....................   $220,771,743   $23,365,745
                                                 ============   ===========

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

     As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized appreciation on investments ........   $549,772,485
Net unrealized appreciation on foreign currency
   translations, futures, and swap contracts ......      1,180,383
Other temporary differences* ......................     (1,668,191)
                                                      ------------
TOTAL .............................................   $549,284,677
                                                      ============

----------
* Other temporary differences are primarily due to mark-to-market adjustments on capital gains (losses).

The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                          GROSS           GROSS       NET UNREALIZED
                                        UNREALIZED      UNREALIZED     APPRECIATION
                            COST       APPRECIATION    DEPRECIATION   (DEPRECIATION)
                        ------------   ------------   -------------   --------------
Investments .........   $140,745,461   $471,455,992   $(182,342,418)   $289,113,574
Swap contracts ......             --             --        (112,425)       (112,425)
Futures contracts ...             --      3,637,784              --       3,637,784
                        ------------   ------------   -------------    ------------
                        $140,745,461   $475,093,776   $(182,454,843)   $292,638,933
                        ============   ============   =============    ============

     FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

     For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Cumulative Preferred Stock for the fiscal year.

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The Fund's total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or the corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2008, the Fund's total return on the NAV of the common shares did not exceed the stated dividend rate or the corresponding swap rate on any of the series of Preferred Stock. Thus, management fees with respect to the liquidation value of the preferred stock assets were reduced by $2,007,681.

     During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $100,760 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

     As per the approval of the Board, the Fund compensates officers who are employed by the Fund, and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund's Chief Compliance Officer. For the six months ended June 30, 2008, the Fund paid $100,083, which is included in payroll expenses in the Statement of Operations.

     The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $12,000 plus $1,500 for each Board meeting attended in person and $500 per telephonic meeting, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Director receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $131,715,651 and $56,744,942, respectively.

     Written options activity for the Fund for the six months ended June 30, 2008 was as follows:

                                               NUMBER OF
                                               CONTRACTS   PREMIUMS
                                               ---------   --------
Options outstanding at December 31, 2007 ...       10      $ 11,985
Options expired ............................      (10)      (11,985)
                                                  ---      --------
Options outstanding at June 30, 2008 .......       --            --
                                                  ===      ========

5. CAPITAL. The charter permits the Fund to issue 246,000,000 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the New York Stock Exchange ("NYSE") at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2008, the Fund did not repurchase any shares of its common stock in the open market.

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Transactions in common shares were as follows:

                                              SIX MONTHS ENDED
                                               JUNE 30, 2008               YEAR ENDED
                                                (UNAUDITED)            DECEMBER 31, 2007
                                          -----------------------   -----------------------
                                            SHARES       AMOUNT       SHARES       AMOUNT
                                          ---------   -----------   ---------   -----------
Net increase from shares issued upon
   reinvestment of distributions.......   1,757,981   $14,234,192   3,348,018   $31,379,440

     The Fund's Articles of Incorporation, as amended, authorizes the issuance of up to 18,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C Auction Rate, 5.875% Series D, Series E Auction Rate, and 6.20% Series F Cumulative Preferred Stock at redemption prices of $25,000, $25, $25,000, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

     At the Fund's August 15, 2007 Board meeting, the Board approved the filing of a shelf registration with the SEC, to give the Fund the ability to offer additional preferred shares. The shelf registration was declared effective by the SEC on March 20, 2008.

     On June 20, 2001, the Fund received net proceeds of $159,329,175 (after underwriting discounts of $5,197,500 and offering expenses of $473,325) from the public offering of 6,600,000 shares of 7.20% Series B Cumulative Preferred Stock. The Series B Preferred Shares were callable at any time at the liquidation value plus accrued dividends following the expiration of the five year call protection on June 20, 2006. On June 26, 2006, the Fund, as authorized by the Board, redeemed 25% (1,650,000 shares) of its outstanding 7.20% Stock B Cumulative Preferred Stock at the redemption price of $25.00 per share (the liquidation value). On January 8, 2007, the Fund, as authorized by the Board, redeemed the balance (4,950,000 shares) of its outstanding 7.20% Series B Cumulative Preferred Stock at the redemption price of $25.00 per share, plus accumulated and unpaid dividends through the redemption date of $0.06 per share.

     On June 27, 2002, the Fund received net proceeds of $128,246,557 (after underwriting discounts of $1,300,000 and offering expenses of $453,443) from the public offering of 5,200 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. If the number of Series C Auction Rate Cumulative Preferred Stock subject to bid orders by potential holders is less than the number of Series C Auction Rate Cumulative Preferred Stock subject to sell orders, then the auction is considered to be a failed auction, and the dividend rate will be the maximum rate. In that event, holders that have submitted sell orders may not be able to sell any or all of the Series C Auction Rate Cumulative Preferred Stock for which they have submitted sell orders. The current maximum rate is 150% of the "AA" Financial Composite Commercial Paper Rate. The dividend rates of Series C Auction Rate Cumulative Preferred Stock ranged from 2.926% to 5.350% for

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

the six months ended June 30, 2008. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series C Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series C Auction Rate Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2008, the Fund did not redeem any shares of Series C Auction Rate Cumulative Preferred Stock. At June 30, 2008, 5,200 shares of Series C Auction Rate Cumulative Preferred Stock were outstanding with an annualized dividend rate of 3.211% and accrued dividends amounted to $69,572.

     On October 7, 2003, the Fund received net proceeds of $72,375,842 (after underwriting discounts of $2,362,500 and offering expenses of $261,658) from the public offering of 3,000,000 shares of 5.875% Series D Cumulative Preferred Stock. Commencing October 7, 2008 and thereafter, the Fund, at its option, may redeem the 5.875% Series D Cumulative Preferred Stock in whole or in part at the redemption price at any time. At June 30, 2008, 2,949,700 shares of 5.875% Series D Cumulative Preferred Stock were outstanding and accrued dividends amounted to $60,172.

     On October 7, 2003, the Fund received net proceeds of $49,350,009 (after underwriting discounts of $500,000 and offering expenses of $149,991) from the public offering of 2,000 shares of Series E Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. If the number of Series E Auction Rate Cumulative Preferred Stock subject to bid orders by potential holders is less than the number of Series E Auction Rate Cumulative Preferred Stock subject to sell orders, then the auction is considered to be a failed auction, and the dividend rate will be the maximum rate. In that event, holders that have submitted sell orders may not be able to sell any or all of the Series E Auction Rate Cumulative Preferred Stock for which they have submitted sell orders. The current maximum rate is 150% of the "AA" Financial Composite Commercial Paper Rate. The dividend rates of Series E Auction Rate Cumulative Preferred Stock ranged from 2.956% to 5.510% for the six months ended June 30, 2008. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series E Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series E Auction Rate Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2008, the Fund did not redeem any shares of Series E Auction Rate Cumulative Preferred Stock. At June 30, 2008, 2,000 shares of Series E Auction Rate Cumulative Preferred Stock were outstanding with an annualized dividend rate of 3.286% and accrued dividends amounted to $18,255.

     On November 10, 2006, the Fund received net proceeds of $144,765,000 (after underwriting discounts of $4,725,000 and estimated offering expenses of $510,000) from the public offering of 6,000,000 shares of 6.20% Series F Cumulative Preferred Stock. Commencing November 10, 2011 and thereafter, the Fund, at its option, may redeem the 6.20% Series F Cumulative Preferred Stock in whole or in part at the redemption price at any time. At June 30, 2008, 6,000,000 shares of 6.20% Series F Cumulative Preferred Stock were outstanding and accrued dividends amounted to $129,167.

     The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund's outstanding voting stock must approve the conversion of the Fund from a closed-end

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities are required to approve certain other actions, including changes in the Fund's investment objectives or fundamental investment policies.

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

     On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                          THE GABELLI EQUITY TRUST INC.

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of The Gabelli Equity Trust Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Board Members"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on May 22, 2008, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. The Independent Board Members considered short-term and long-term investment performance for the Fund over various periods of time as compared to relevant equity indices and the performance, and concluded that the Adviser was delivering good performance results consistent with the investment strategies being pursued by the Fund.

COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

(A) COSTS OF SERVICES TO FUND: FEES AND EXPENSES. The Independent Board Members considered the Fund's management fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement are much more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members recognized that the investment advisory fee paid by the Fund and the Fund's overall expense ratio is higher than average for its peer group, but concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser.

(B) PROFITABILITY AND COSTS OF SERVICES TO ADVISER. The Independent Board Members considered the Adviser's overall profitability and costs, and proforma estimates of the Adviser's profitability and costs attributable to the Fund: (i) as part of the Fund complex; and (ii) assuming the Fund constituted the Adviser's only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser's profitability was at an acceptable level. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, and that the affiliated broker received commissions from the Fund. The Adviser received a moderate amount of soft dollar benefits (but no third party research services) from unaffiliated brokers through the Fund's portfolio brokerage.

                          THE GABELLI EQUITY TRUST INC.

                                   (UNAUDITED)

EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser-level economies of scale. They also recognized that the Adviser has agreed to reduce the management fee on incremental assets attributable to the preferred shares if the total return of the common shares does not exceed a specified amount (e.g., the dividend rate paid on preferred shares). The Independent Board Members concluded that there was an appropriate sharing of economies of scale.

WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist and concluded that the Fund's current fee schedule (without breakpoint) was considered reasonable.

OTHER RELEVANT CONSIDERATIONS.

(A) ADVISER PERSONNEL AND METHODS. The Independent Board Members considered the size, education, and experience of the Adviser's staff, the Adviser's fundamental research capabilities, and the Adviser's approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(B) OTHER BENEFITS TO THE ADVISER. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential "fall-out" benefits that the Adviser and its affiliates may receive, such as affiliated brokerage commissions, greater name recognition, or increased ability to obtain research services, appear to be reasonable.

CONCLUSIONS. In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling, and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received, over the long term, good absolute and relative performance at reasonable fees and, therefore, re-approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

                             DIRECTORS AND OFFICERS
                          THE GABELLI EQUITY TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS
Mario J. Gabelli, CFA
     CHAIRMAN & CHIEF EXECUTIVE OFFICER,
     GAMCO INVESTORS, INC.

Dr. Thomas E. Bratter
     PRESIDENT & FOUNDER,
     JOHN DEWEY ACADEMY

Anthony J. Colavita
     ATTORNEY-AT-LAW,
     ANTHONY J. COLAVITA, P.C.

James P. Conn
     FORMER MANAGING DIRECTOR & CHIEF INVESTMENT OFFICER,
     FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Frank J. Fahrenkopf, Jr.
     PRESIDENT & CHIEF EXECUTIVE OFFICER,
     AMERICAN GAMING ASSOCIATION

Arthur V. Ferrara
     FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,
     GUARDIAN LIFE INSURANCE COMPANY OF AMERICA

Anthony R. Pustorino
     CERTIFIED PUBLIC ACCOUNTANT,
     PROFESSOR EMERITUS, PACE UNIVERSITY

Salvatore J. Zizza
     CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS
Bruce N. Alpert
     PRESIDENT

Carter W. Austin
     VICE PRESIDENT

Peter D. Goldstein
     CHIEF COMPLIANCE OFFICER

Agnes Mullady
     TREASURER AND SECRETARY

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
The Bank of New York Mellon

COUNSEL
Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                                      5.875%      6.20%
                         Common     Preferred   Preferred
                      -----------   ---------   ---------
NYSE-Symbol:              GAB        GAB PrD      GABPrF
Shares Outstanding:   173,862,271   2,949,700   6,000,000

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                              SEMI ANNUAL REPORT
                                                              JUNE 30, 2008

                                                                     GAB Q2/2008

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

=============================================================================================================================
                                                                    (C) TOTAL NUMBER OF       (D) MAXIMUM NUMBER (OR
                                                                     SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
               (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
                SHARES (OR UNITS)     (B) AVERAGE PRICE PAID      PUBLICLY ANNOUNCED PLANS     BE PURCHASED UNDER THE PLANS
PERIOD               PURCHASED         PER SHARE (OR UNIT)             OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 172,104,290
01/01/08
through      Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700
01/31/08
             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 172,104,290
02/01/08
through      Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700
02/28/08
             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 172,955,093
03/01/08
through      Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700
03/31/08
             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 172,955,093
04/01/08
through      Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700
04/30/08
             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 172,955,093
05/01/08
through      Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700
05/31/08
             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 173,862,271
06/01/08
through      Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700
06/30/08
             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A
=============================================================================================================================
             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A

             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The Gabelli Equity Trust Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     9/3/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.